Capitalization of PEMEX - Disclosure of Detailed Information About Capitalization Prepared as Per IAS 34 Explanatory (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 MXN ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure Of Capitalization Prepared as Per IAS 34 [Line Items]
Long-term leases	$ 2,616		$ 53,127
Total long-term debt	89,965		1,826,843	$ 1,867,630
Total long-term leases and long-term debt	92,581		1,879,970
Certificates of Contribution "A"	34,117		692,781
Mexican Government contributions to Petróleos Mexicanos	2,154		43,731
Legal reserve	49		1,002
Accumulated other comprehensive income	(238)		(4,837)
Accumulated deficit from prior years	(134,122)		(2,723,476)
Net (loss)	(4,929)	$ (100,094)
Total controlling interest	(102,969)		(2,090,893)
Total non-controlling interest	11		226
Total equity (deficit)	(102,958)		(2,090,667)	$ (2,404,727)
Total capitalization	(10,377)		(210,697)
Long Term External Debt [Member]
Disclosure Of Capitalization Prepared as Per IAS 34 [Line Items]
Total long-term debt	82,479		1,674,825
Long Term Domestic Debt [Member]
Disclosure Of Capitalization Prepared as Per IAS 34 [Line Items]
Total long-term debt	$ 7,486		$ 152,018